Lease - Summary of Maturity Analysis of Annual Undiscounted Cash Flows (Details) - USD ($) $ in Thousands	May 31, 2021	Jun. 01, 2019
Lessee, Lease, Description [Line Items]
May 2022	$ 552,470
May 2023	488,038
May 2024	402,252
May 2025	292,991
May 2026	182,866
Therafter	195,182
Total future lease payments	2,113,799
Less:Imputed interest	(249,137)
Present value of operating lease liabilities	$ 1,864,662	$ 1,238,080